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     2002 Semiannual Report
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     JANUS GROWTH AND INCOME FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities ............................     6

     Statement of Operations ........................................     7

     Statement of Changes in Net Assets .............................     8

     Financial Highlights ...........................................     9

     Notes to Schedule of Investments ...............................    10

     Notes to Financial Statements ..................................    11

     Explanation of Charts and Tables ...............................    15

     Shareholder Meeting ............................................    17

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If you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
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JANUS GROWTH AND INCOME FUND                    David Corkins, portfolio manager

For the six-month period ended April 30, 2002, Janus Growth and Income Fund advanced 2.42%, slightly beating the 2.31% return of its benchmark, the S&P 500 Index.(1) This performance earned the Fund a top-quartile ranking for the one-year period ended April 30, 2002, placing it 109th out of 796 large-cap growth funds tracked by Lipper, a Reuters Company and a leading mutual fund rating company.(2)

[PHOTO]

The enthusiasm that lifted equity markets during the last two months of 2001 was tempered in the new year by accounting concerns in the wake of Enron's collapse. Despite upbeat economic signs, including strong consumer confidence and noteworthy gains in both business inventories and industrial production, investors remained cautious, particularly with respect to corporate earnings. Nevertheless, the fledgling recovery proved a powerful enough tonic, propelling stocks to recoup losses and end the period in positive territory.

I am gratified to report that many of our core holdings rewarded us with solid results. Among them was U.S. Bancorp. Its stock slid late last year after the company boosted its loan loss reserves in anticipation of rising credit defaults after September 11th. I bought on the dip, taking the opportunity to add to our position at an attractive price. Since then, shares have bounced back nicely on the news that losses were less severe than initially expected. I am also pleased to see cost-cutting and other benefits of U.S. Bancorp's merger with Firstar begin to materialize and retail sales at the bank's newly acquired branches start to improve.

Another top performer during the period was Viacom. The entertainment powerhouse and owner of an impressive array of media properties, including MTV, CBS, Showtime, Nickelodeon and Infinity Radio, has struggled as a sluggish economy fueled the worst advertising slowdown in a decade. However, the yearlong slump appears to have hit bottom as signs of a recovery - including improving ad sales in both radio and in the spring "upfront" TV market - are emerging. As the economy climbs out of recession and advertising sales pick up, I expect the media giant to benefit.

Honeywell International also gained. The failure of the diversified manufacturer's highly anticipated merger with General Electric, as well as the overhang of potential asbestos litigation, hindered its stock until recently. After the GE deal fell apart last year, Honeywell coaxed respected former CEO Larry Bossidy out of retirement. Bossidy has reinvigorated the company, divesting its low-return divisions and focusing on Honeywell's core avionics business, which has enjoyed rising sales as defense budgets have been beefed up and commercial aviation spending has rebounded after the September terrorist attacks.

As I contemplated companies whose performance fell short of our expectations, I was reminded of an old Chinese adage: "The road to success is always under construction." Such is the case with General Electric. The stock gave ground as the weakening economy hampered sales at its short-cycle businesses including GE Plastics, Lighting, Appliances and NBC. Investors also took the industrial conglomerate to task for relying on short-term debt and acquisitions to drive its growth. Still, I continue to be impressed by GE's management and its diversified and well-balanced business mix - plus, the company generates substantial internal capital. Although I trimmed our position on the belief that sales at its Power Systems division have peaked after seeing enormous growth last year, GE remains among our top holdings.

Cable operator Comcast also fell due to investor concerns surrounding its planned acquisition of competitor AT&T Broadband. Although the proposed marriage appears fundamentally sound and is expected to receive regulatory approval, Comcast suffered in tandem with AT&T Broadband, which experienced near-term weakness. The fact is, Comcast has a successful history of integrating acquisitions and improving their operations. From my perspective, this merger will be no different, and I am confident that the combined company will create far-reaching synergies down the road.

Looking ahead, I am mindful of the words of ancient Chinese general and philosopher Sun Tzu, who said that "the essence of strategy is the close view of distant things and the distant view of close things," which I believe is illustrative of how I manage the Fund. When researching a company, I try to carefully scrutinize it from every possible angle. At the same time, I need to constantly remind myself to step back in order to maintain a fresh perspective. As I have learned recently, it is easy to get too close to a company and not sell when the time is right.

Thank you for your investment with Janus Growth and Income Fund.

(1)  Both returns include reinvested dividends and distributions.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar invesment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of March 31, 2002, Lipper ranked Janus Growth and Income Fund 252 out of 805, 7 out of 306 and 1 out of 85 large-cap growth funds for the 1-, 5-, and 10-year periods, respectively. As of April 30, 2002, Lipper ranked Janus Growth and Income Fund 6 out of 306 and 1 out of 86 large-cap growth funds for the 5-, and 10-year periods, respectively.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                 Janus Growth and Income Fund  April 30, 2002  1
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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              82.1%                78.3%
  Foreign                                              4.8%                 6.9%
    European                                           2.5%                 3.9%
Fixed-Income Securities
  U.S. Government Obligations                          4.3%                 4.6%
  Corporate Bonds
    Investment Grade                                   2.1%                 2.7%
    High-Yield/High-Risk                               0.2%                 0.8%
Preferred Stock                                        4.4%                 2.2%
Top 10 Equities                                       25.1%                27.1%
Number of Stocks                                         76                   74
Cash and Cash Equivalents                              6.9%                11.4%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
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Diversified Operations                                 5.5%                 5.5%
Oil Companies - Integrated                             5.3%                 3.8%
Automotive - Cars and Light Trucks                     4.6%                 1.6%
Cable Television                                       4.5%                 4.1%
Diversified Financial Services                         4.1%                 4.5%

Top 10 Equity Holdings
                                             April 30, 2002     October 31, 2001
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Citigroup, Inc.                                        4.1%                 4.5%
Exxon Mobil Corp.                                      2.8%                 2.6%
U.S. Bancorp                                           2.7%                 2.1%
General Electric Co.                                   2.4%                 1.9%
Household International, Inc.                          2.3%                 1.3%
Liberty Media Corp. - Class A                          2.3%                 2.4%
Viacom, Inc. - Class B                                 2.2%                 1.9%
Marsh & McLennan Companies, Inc.                       2.1%                 2.0%
J.P. Morgan Chase & Co.                                2.1%                 1.5%
Wyeth                                                  2.1%                   --

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Ten Year       Since 5/15/91*
(14.32)%        13.23%          14.71%            15.83%

Janus Growth and
Income Fund
$50,070

S&P 500 Index
$36,678

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Growth and Income Fund and the S&P 500 Index. Janus Growth and Income Fund is represented by a shaded area of blue. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 1, 1991, through April 30, 2002. The upper right quadrant reflects the ending value of the hypothetical investment in Janus Growth and Income Fund ($50,070) as compared to the S&P 500 Index ($36,678).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 82.1%
Advertising Sales - 0.1%
     234,265    Lamar Advertising Co.* ......................     $   10,056,996

Aerospace and Defense - 0.4%
     316,690    General Dynamics Corp. ......................         30,747,432

Applications Software - 2.0%
   2,636,590    Microsoft Corp.* ............................        137,788,193

Automotive - Cars and Light Trucks - 0.7%
   1,284,273    BMW A.G.** ..................................     $   51,264,897

Automotive - Truck Parts and Equipment - 1.1%
   5,036,745    Delphi Automotive Systems Corp. .............         78,321,385

Beverages - Non-Alcoholic - 3.0%
   4,018,280    Coca-Cola Enterprises, Inc. .................         78,838,654
   2,510,747    PepsiCo, Inc. ...............................        130,307,769

                                                                     209,146,423

See Notes to Schedule of Investments.

2  Janus Growth and Income Fund  April 30, 2002
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JANUS GROWTH AND INCOME FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Brewery - 1.7%
   2,179,205    Anheuser-Busch Companies, Inc. ..............     $  115,497,865

Broadcast Services and Programming - 3.2%
   1,334,455    Clear Channel Communications, Inc.* .........         62,652,662
  14,928,979    Liberty Media Corp. - Class A* ..............        159,740,075

                                                                     222,392,737

Cable Television - 4.5%
      65,410    Comcast Corp. - Class A* ....................          1,843,908
   5,124,525    Comcast Corp. - Special Class A* ............        137,081,044
   2,692,995    Cox Communications, Inc. - Class A* .........         89,919,103
   2,647,780    USA Networks, Inc.* .........................         79,195,100

                                                                     308,039,155

Casino Hotels - 1.0%
   5,556,790    Park Place Entertainment Corp.* .............         68,348,517

Cellular Telecommunications - 0.1%
     874,220    AT&T Wireless Services, Inc.* ...............          7,824,269

Chemicals - Diversified - 2.0%
   3,151,700    E.I. du Pont de Nemours and Co. .............        140,250,650

Commercial Services - Finance - 1.0%
   1,850,515    Paychex, Inc. ...............................         69,079,725

Computer Services - 0.9%
   2,916,285    Ceridian Corp.* .............................         64,974,830

Computers - 1.2%
   3,281,450    Apple Computer, Inc.* .......................         79,640,791

Consulting Services - 0.5%
   1,606,310    Accenture, Ltd.* ............................         34,439,286

Cosmetics and Toiletries - 1.5%
     268,125    Colgate-Palmolive Co. .......................         14,213,306
   1,010,670    Procter & Gamble Co. ........................         91,223,074

                                                                     105,436,380

Diversified Financial Services - 4.1%
   6,578,731    Citigroup, Inc. .............................        284,859,052

Diversified Operations - 5.5%
     594,175    3M Co. ......................................         74,747,215
   5,175,785    General Electric Co. ........................        163,296,017
   3,821,265    Honeywell International, Inc. ...............        140,164,000

                                                                     378,207,232

Electric - Integrated - 1.1%
   1,906,965    Duke Energy Corp. ...........................         73,093,968

Electronic Components - Semiconductors - 0.5%
   3,191,900    Advanced Micro Devices, Inc.* ...............         35,685,442

Engineering - Research and Development - 1.2%
   2,082,785    Fluor Corp. .................................         86,081,504

Entertainment Software - 0.6%
     677,575    Electronic Arts, Inc.* ......................         40,010,804

Finance - Consumer Loans - 2.3%
   2,758,195    Household International, Inc. ...............        160,775,187

Finance - Investment Bankers/Brokers - 3.5%
     802,720    Goldman Sachs Group, Inc. ...................     $   63,214,200
   4,078,770    J.P. Morgan Chase & Co. .....................        143,164,827
     872,830    Merrill Lynch & Company, Inc. ...............         36,606,490

                                                                     242,985,517

Financial Guarantee Insurance - 1.0%
     918,845    MGIC Investment Corp. .......................         65,568,779

Food - Retail - 0.8%
   2,568,555    Kroger Co.* .................................         58,485,997

Hotels and Motels - 0.6%
   1,499,563    Fairmont Hotels & Resorts, Inc.
                  - New York Shares .........................         42,737,546

Insurance Brokers - 2.1%
   1,454,345    Marsh & McLennan Companies, Inc. ............        147,005,193

Internet Brokers - 0.4%
   2,671,745    Charles Schwab Corp. ........................         30,431,176

Internet Security - 0.1%
     360,885    VeriSign, Inc.* .............................          3,338,186

Investment Management and Advisory Services - 0.6%
   1,250,550    T. Rowe Price Group, Inc. ...................         43,856,788

Life and Health Insurance - 2.9%
   1,359,035    AFLAC, Inc. .................................         40,635,147
     549,355    CIGNA Corp. .................................         59,879,695
   1,640,630    John Hancock Financial Services, Inc. .......         63,328,318
   1,336,945    Principal Financial Group, Inc.* ............         37,167,071

                                                                     201,010,231

Medical - Biomedical and Genetic - 0.2%
     220,435    Amgen, Inc.* ................................         11,656,603

Medical - Drugs - 4.1%
   3,852,560    Pfizer, Inc. ................................        140,040,556
   2,486,805    Wyeth .......................................        141,747,885

                                                                     281,788,441

Medical Instruments - 1.4%
   2,107,630    Medtronic, Inc. .............................         94,189,985

Motorcycle and Motor Scooter Manufacturing - 0.6%
     749,670    Harley-Davidson, Inc. .......................         39,725,013

Multi-Line Insurance - 2.8%
   1,840,498    American International Group, Inc. ..........        127,215,222
   1,999,980    Prudential Financial, Inc.* .................         64,199,358

                                                                     191,414,580

Multimedia - 3.2%
     121,540    Gannett Company, Inc. .......................          8,908,882
   3,291,360    Viacom, Inc. - Class B* .....................        155,023,056
   2,362,420    Walt Disney Co. .............................         54,760,896

                                                                     218,692,834

Oil Companies - Integrated - 5.3%
   3,268,650    Conoco, Inc. ................................         91,685,633
   2,533,304    EnCana Corp. - New York Shares ..............         79,672,411
   4,829,105    Exxon Mobil Corp. ...........................        193,985,148

                                                                     365,343,192

See Notes to Schedule of Investments.

                                 Janus Growth and Income Fund  April 30, 2002  3

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JANUS GROWTH AND INCOME FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Optical Supplies - 1.2%
   1,213,210    Allergan, Inc. ..............................     $   79,962,671

Pipelines - 1.1%
   1,033,750    El Paso Corp. ...............................         41,350,000
     732,615    Kinder Morgan, Inc. .........................         35,465,892

                                                                      76,815,892

Printing - Commercial - 0.6%
   1,057,180    Valassis Communications, Inc.* ..............         39,527,960

Reinsurance - 1.3%
      38,110    Berkshire Hathaway, Inc. - Class B* .........         92,721,630

Retail - Discount - 0.4%
     608,230    Target Corp. ................................         26,549,240

Semiconductor Components/Integrated Circuits - 2.3%
   1,120,305    Linear Technology Corp. .....................         43,535,052
   2,306,055    Maxim Integrated Products, Inc.* ............        114,841,539

                                                                     158,376,591

Super-Regional Banks - 3.4%
     732,585    Bank of America Corp. .......................         53,097,761
   7,752,278    U.S. Bancorp ................................        183,728,989

                                                                     236,826,750

Telecommunication Equipment - 0.4%
   1,633,255    Nokia Oyj (ADR)** ...........................         26,556,726

Tools - Hand Held - 0.4%
     560,355    Stanley Works Co. ...........................         26,045,300

Toys - 1.2%
   3,964,250    Mattel, Inc. ................................         81,822,120
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Total Common Stock (cost $5,414,930,244) ....................      5,675,397,661
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Corporate Bonds - 2.3%
Advertising Sales - 0.1%
$  4,500,000    Lamar Advertising Co., 5.25%
                  convertible notes, due 9/15/06 ............          4,893,750

Cellular Telecommunications - 0.1%
   8,100,000    Nextel Communications, Inc., 9.375%
                  senior notes, due 11/15/09 ................          5,670,000
   3,250,000    VoiceStream Wireless Corp., 10.375%
                  senior notes, due 11/15/09 ................          3,510,000

                                                                       9,180,000

Finance - Investment Bankers/Brokers - 0.3%
                Merrill Lynch & Company, Inc.:
   9,600,000      6.15%, notes, due 1/26/06 .................          9,888,000
  12,600,000      5.36%, notes, due 2/1/07 ..................         12,489,750

                                                                      22,377,750

Oil Companies - Exploration and Production - 0.1%
  16,150,000    Devon Energy Corp., 0%
                  convertible debentures, due 6/27/20 .......          7,772,188

Radio - 0%
   3,000,000    Chancellor Media Corp., 8.125%
                  senior subordinated notes, due 12/15/07 ...          3,108,750

Retail - Discount - 1.0%
$ 66,840,000    Wal-Mart Stores, Inc., 4.375%
                  notes, due 8/1/03 .........................     $   67,842,600

Telephone - Integrated - 0.2%
   9,650,000    CenturyTel, Inc., 8.375%
                  notes, due 10/15/10 .......................         10,048,063

Toys - 0.3%
                Mattel, Inc.:
   7,090,000      6.00%, notes, due 7/15/03 .................          7,116,588
  13,900,000      6.125%, notes, due 7/15/05 ................         13,587,250

                                                                      20,703,838

Transportation - Railroad - 0.2%
  15,000,000    Wisconsin Central Transportation Corp.
                  6.625%, notes, due 4/15/08 ................         15,468,750
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Total Corporate Bonds (cost $160,364,122) ...................        161,395,689
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Preferred Stock - 4.4%
Automotive - Cars and Light Trucks - 3.9%
   1,622,865    Ford Motor Company Capital Trust II
                  convertible, 6.50% ........................         91,334,842
   2,828,930    General Motors Corp. - Series B
                  convertible, 5.25% ........................         81,331,737
     211,654    Porsche A.G.** ..............................         93,831,918

                                                                     266,498,497

Electric - Integrated - 0.5%
   1,148,609    Reliant Energy, Inc., convertible, 2.00%
                  (AOL Time Warner, Inc.)(omega) ............         38,047,673
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Total Preferred Stock (cost $295,690,885) ...................        304,546,170
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U.S. Government Obligations - 4.3%
                U.S. Treasury Notes:
$ 98,000,000      3.00%, due 1/31/04 ........................         97,922,580
 190,100,000      5.25%, due 5/15/04 ........................        197,584,237
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Total U.S. Government Obligations (cost $290,643,692) .......        295,506,817
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Time Deposits - 6.2%
                Rabobank, London
 200,000,000      1.78125%, 5/1/02 ..........................        200,000,000
                Societe Generale, New York:
 100,000,000      1.78125%, 5/1/02 ..........................        100,000,000
 125,300,000      1.8125%, 5/1/02 ...........................        125,300,000
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Total Time Deposits (cost $425,300,000) .....................        425,300,000
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U.S. Government Agencies - 0.7%
                Federal Farm Credit Bank
  25,000,000      1.72%, 5/6/02 .............................         24,994,028
                Federal Home Loan Bank System
  25,000,000      1.69%, 7/24/02 ............................         24,906,250
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Total U.S. Government Agencies (cost $49,895,444) ...........         49,900,278
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Total Investments (total cost $6,636,824,387) - 100% ........      6,912,046,615
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0% .          2,235,077
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $6,914,281,692
--------------------------------------------------------------------------------

See Notes to Schedule of Investments.

4  Janus Growth and Income Fund  April 30, 2002

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Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Bermuda                                              0.5%         $   34,439,286
Canada                                               1.8%            122,409,957
Finland                                              0.4%             26,556,726
Germany                                              2.1%            145,096,815
United States++                                     95.2%          6,583,543,831
--------------------------------------------------------------------------------
Total                                              100.0%         $6,912,046,615

++Includes Short-Term Securities (88.4% excluding Short-Term Securities)

Forward Currency Contracts, Open at April 30, 2002

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 5/24/02                     92,900,000      $   83,609,805    $ (1,999,758)
Euro 10/25/02                    62,500,000          55,910,912        (692,163)
--------------------------------------------------------------------------------
Total                                            $  139,520,717    $ (2,691,921)

See Notes to Schedule of Investments.

                                 Janus Growth and Income Fund  April 30, 2002  5

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STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

--------------------------------------------------------------------------------
Assets:
Investments at cost                                                 $  6,636,824

Investments at value                                                $  6,912,047
  Cash                                                                     6,031
  Receivables:
    Investments sold                                                      36,779
    Fund shares sold                                                      11,391
    Dividends                                                              2,027
    Interest                                                               7,496
  Other assets                                                                17
--------------------------------------------------------------------------------
Total Assets                                                           6,975,788
--------------------------------------------------------------------------------
Liabilities:
  Payables:
    Investments purchased                                                 44,138
    Fund shares repurchased                                                9,263
    Advisory fees                                                          3,814
    Transfer agent fees and expenses                                         989
  Accrued expenses                                                           610
  Forward currency contracts                                               2,692
--------------------------------------------------------------------------------
Total Liabilities                                                         61,506
--------------------------------------------------------------------------------
Net Assets                                                          $  6,914,282
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          242,076

--------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      28.56
--------------------------------------------------------------------------------

See Notes to Financial Statements.

6  Janus Growth and Income Fund  April 30, 2002

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--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

--------------------------------------------------------------------------------
Investment Income:
  Interest                                                          $     17,979
  Dividends                                                               34,052
  Foreign tax withheld                                                     (158)
--------------------------------------------------------------------------------
Total Investment Income                                                   51,873
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                           22,795
  Transfer agent fees and expenses                                         7,043
  Registration fees                                                           43
  Postage and mailing expenses                                               334
  Custodian fees                                                             226
  Printing expenses                                                          446
  Audit fees                                                                  14
  Trustees' fees and expenses                                                 18
  Other expenses                                                              32
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Total Expenses                                                            30,951
--------------------------------------------------------------------------------
Expense and Fee Offsets                                                    (468)
--------------------------------------------------------------------------------
Net Expenses                                                              30,483
--------------------------------------------------------------------------------
Net Investment Income/(Loss)                                              21,390
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                (343,601)
  Net realized gain/(loss) from foreign
    currency transactions                                                  2,040
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                     467,738
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                   126,177
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     $    147,567
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                 Janus Growth and Income Fund  April 30, 2002  7

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STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31, 2001
(all numbers in thousands)                                                 2002             2001
------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $     21,390     $     74,581
  Net realized gain/(loss) from investment and
    foreign currency transactions                                     (341,561)        (217,461)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                    467,738      (2,438,313)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations         147,567      (2,581,193)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                               (26,312)         (80,987)
  Net realized gain from investment transactions*                            --        (366,055)
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                          (26,312)        (447,042)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                         1,031,581        1,834,291
  Reinvested dividends and distributions                                 25,430          433,991
  Shares repurchased                                                  (839,265)      (1,970,601)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                 217,746          297,681
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                   339,001      (2,730,554)
Net Assets:
  Beginning of period                                                 6,575,281        9,305,835
------------------------------------------------------------------------------------------------
  End of period                                                    $  6,914,282     $  6,575,281
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  7,222,437     $  7,004,691
  Accumulated net investment income/(loss)*                               6,666           11,588
  Accumulated net realized gain/(loss) from investments*              (587,373)        (245,812)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                       272,552        (195,186)
------------------------------------------------------------------------------------------------
                                                                   $  6,914,282     $  6,575,281
------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                            34,910           55,639
  Reinvested distributions                                                  866           12,340
------------------------------------------------------------------------------------------------
Total                                                                    35,776           67,979
------------------------------------------------------------------------------------------------
  Shares repurchased                                                   (28,584)         (60,742)
Net Increase/(Decrease) in Fund Shares                                    7,192            7,237
Shares Outstanding, Beginning of Period                                 234,884          227,647
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       242,076          234,884
------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $  1,651,618     $  3,969,456
  Proceeds from sales of securities                                   1,165,488        3,915,859
  Purchases of long-term U.S. government obligations                     98,184          193,577
  Proceeds from sales of long-term U.S. government obligations          104,439          196,886

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

8  Janus Growth and Income Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31     2002           2001           2000           1999          1998          1997

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    27.99     $    40.88     $    36.84     $    26.45    $    25.07    $    20.05
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .09            .32            .18            .26           .08           .01
  Net gain/(loss) on securities
    (both realized and unrealized)                 .59        (11.24)           5.84          12.27          3.72          6.98
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   .68        (10.92)           6.02          12.53          3.80          6.99
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.11)          (.35)          (.14)          (.27)         (.04)         (.11)
  Distributions (from capital gains)*               --         (1.62)         (1.84)         (1.87)        (2.38)        (1.86)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.11)         (1.97)         (1.98)         (2.14)        (2.42)        (1.97)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    28.56     $    27.99     $    40.88     $    36.84    $    26.45    $    25.07
-------------------------------------------------------------------------------------------------------------------------------
Total Return**                                   2.42%       (27.66)%         16.44%         49.59%        16.73%        37.78%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $6,914,282     $6,575,281     $9,305,835     $5,836,885    $2,819,079    $1,888,999
Average Net Assets for the Period
  (in thousands)                            $7,076,413     $7,758,499     $8,594,302     $4,375,277    $2,478,899    $1,415,563
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.88%          0.87%          0.89%          0.92%         0.96%         0.98%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.87%          0.86%          0.88%          0.90%         0.94%         0.96%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***                0.61%          0.96%          0.49%          0.37%         0.33%         0.30%
Portfolio Turnover Rate***                         40%            59%            41%            43%           95%          127%

(1)  See "Explanation of Charts and Tables."
    *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

                                 Janus Growth and Income Fund  April 30, 2002  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

  *     Non-income-producing security
 ** A portion of this security has been segregated to cover segregation requirements on forward currency contracts.
(OMEGA) Rate is subject to change. Rate shown reflects current rate.

10 Janus Growth and Income Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Growth and Income Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is diversified as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures adopted by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

The Fund may invest in money market funds, including funds managed by Janus Capital Management LLC ("Janus Capital"). During the year ended April 30, 2002, the Fund recorded distributions from affiliated investment companies as dividend income in the amount of $147,290 in Janus Money Market Fund.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

                                Janus Growth and Income Fund  April 30, 2002  11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
Dividends for the Fund are declared and distributed quarterly, and capital gains (if any) are distributed annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

12  Janus Growth and Income Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of the Fund's average net assets, plus $4.00 per shareholder account for transfer agent services plus reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
          $39,832                     $29,882                    $527,052
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

                                Janus Growth and Income Fund  April 30, 2002  13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2001, are available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

 Accumulated      Federal Tax       Unrealized       Unrealized          Net
Capital Losses       Cost          Appreciation    (Depreciation)   Appreciation
--------------------------------------------------------------------------------
$(215,381,490)   $6,672,370,019    $748,874,212    $(509,197,616)   $239,676,596
--------------------------------------------------------------------------------

14  Janus Growth and Income Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

                                Janus Growth and Income Fund  April 30, 2002  15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited) (continued)

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in management fees, average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

16  Janus Growth and Income Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

                                Janus Growth and Income Fund  April 30, 2002  17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund           235,431,021      112,483,228         4,109,230         4,631,620
-------------------------------------------------------------------------------------------------------
                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund           47.78%      1.74%      1.97%       92.79%      3.39%      3.82%
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574      453,315,711
------------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund          235,431,021       84,319,566          5,892,747        4,551,213       26,460,552
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund               35.82%      2.50%      1.93%     11.24%       69.56%       4.86%      3.75%     21.83%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund           235,431,021       82,553,024         7,459,190        4,751,311       26,460,553
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund               35.06%      3.17%      2.02%     11.24%      68.10%       6.15%      3.92%     21.83%
---------------------------------------------------------------------------------------------------------------------------------

18 and 19  Janus Growth and Income Fund  April 30, 2002

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SHAREHOLDER MEETING (continued)

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund           235,431,021       82,350,548         7,589,143        4,823,834       26,460,553
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund               34.98%      3.22%      2.05%     11.24%      67.93%       6.26%      3.98%     21.83%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund           235,431,021       82,523,707         7,375,027        4,864,792       26,460,552
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund               35.05%      3.13%      2.07%     11.24%      68.08%       6.08%      4.01%     21.83%
---------------------------------------------------------------------------------------------------------------------------------

20 and 21  Janus Growth and Income Fund  April 30, 2002

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                      GI40-06/02

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